Cover	Feb. 17, 2023
Cover [Abstract]
Entity Registrant Name	DESEO SWIMWEAR INC.
Entity Central Index Key	0001670196
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Feb. 17, 2023
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	47-3812711
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	333-210419
Entity Address Address Line 1	1710 Rhode Island Avenue
Entity Address Address Line 2	NW 2nd floor
Entity Address State Or Province	DC
Entity Address Postal Zip Code	20036
Entity Address City Or Town	Washington
City Area Code	202
Local Phone Number	999-6598